UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 506-1709
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2022

Date of reporting period:  August 31, 2022

Item 1. Reports to Stockholders.

(a)

Geneva SMID Cap Growth Fund

Institutional Class – GCSVX

ANNUAL REPORT
August 31, 2022

GENEVA SMID CAP GROWTH FUND

Dear Shareholders:

Geneva Capital Management LLC (“Geneva”), a U.S. registered investment adviser, is the adviser to the Geneva SMID Cap Growth Fund. Since inception of the Fund on September 3, 2021 through August 31, 2022, the Geneva SMID Cap Growth Fund returned -21.00% vs -26.91% for the Russell 2500 Growth Index, outperforming by 5.91%.

Since inception of the Fund on September 3rd 2021, US growth equity markets have been in a bear market as investors react to a deluge of economic data, war in Eastern Europe and a tightening of central bank policy. Other risk assets were also not immune to the weakness with meaningful drawdowns in value equities, non-US equities, fixed income, cryptocurrencies and a number of other asset classes. Over the past few months the driving force behind the weakness has been central bank policy; earlier in the year the Fed announced their plans to begin QT (quantitative tightening), while at the same time raising interest rates. Last year when inflation data started to pickup and show signs of widespread pain many pundits and Fed officials blamed the increase on supply-chain issues and reassured everyone this would be transitory. Unfortunately, inflation hasn’t been as transitory as the pundits assumed and the Fed has had to act more aggressively this year by raising rates at one of the quickest paces in history. We’re only now beginning to see the lagged impacts of these rate increases and the question remains will the Fed be able to engineer a soft landing or will they cause a meaningful recession. In addition to these US centric issues, we are also closely monitoring the situation in Ukraine and economic weakness in Europe. The war in Ukraine has impacted global energy markets but European countries are feeling the brunt of the pain and it’s having a sizable impact on their economy. The UK and German governments are stepping in with energy subsidies for their citizens to try and offset the economic damage from rising prices. We remind investors that there’s always things to worry about and reasons to be pessimistic, but it does feel like markets are facing a wall of worry. This is why now more than ever we believe it’s important to invest in high quality companies that have great management teams, conservative balance sheets and high sustainable growth rates.

At the Fund level, the performance relative to the benchmark was strong, driven by relative outperformance in technology, health care and industrials. The absolute performance during the period was weak and driven by consumer discretionary, financials and health care. Detracting from relative performance during the period were energy, financials and consumer discretionary. At the stock level the top relative contributors were ExlService Holdings, STAAR Surgical and Advanced Drainage Systems. The greatest detractors from relative performance were Trex Company, Burlington Stores and Masimo Corp.

The performance shown represents past performance. Past performance is no guarantee of future results.

Mutual Fund investing involves risk. Principal loss is possible. Small- and Mid-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.

The opinions expressed are subject to change at any time, are not guaranteed, and should not be considered investment advice.

The specific securities identified and described do not represent all of the securities purchased, sold, or recommended for the Fund and no assumptions should be made that the securities identified and discussed were or will be profitable. Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Current and future holdings are subject to risk. Please see the Schedule of Investments in this report for a full list of holdings.

GENEVA SMID CAP GROWTH FUND

The Russell 2500® Growth Index measures the performance of the SMID-Cap Growth segment of the U.S. equity universe. It includes those Russell 2500® Growth companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged, and one cannot invest directly in it.

Must be preceded or accompanied by the Fund’s current prospectus.

The Geneva SMID Cap Growth Fund is distributed by Quasar Distributors, LLC

GENEVA SMID CAP GROWTH FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) – As of August 31, 2022

Since Inception(1)
Geneva SMID Cap Growth Fund	-21.00%
Russell 2500 Growth Index(2)	-26.91%

(1)	Inception date of the Fund was September 3, 2021.
(2)
The Russell 2500® Growth Index measures the performance of the SMID-Cap Growth segment of the U.S. equity universe. It includes those Russell 2500® Growth companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged, and one cannot invest directly in it.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Investment return and principal value of the Fund will fluctuate, and shares may be worth more or less than their original cost when redeemed. For performance current to most recent month end, please call 1-855-213-2973. As of the current prospectus dated September 3, 2021, the Fund’s gross expense ratio is 1.82%. The Adviser has contractually agreed to reduce management fees and reimburse operating expenses until August 31, 2024, so that expenses do not exceed 0.85% of average daily net assets.

GENEVA SMID CAP GROWTH FUND

Expense Example (Unaudited)
August 31, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

	Annualized Net	Beginning	Ending	Expenses Paid
	Expense Ratio	Account Value	Account Value	During Period(1)
	(8/31/2022)	(3/1/2022)	(8/31/2022)	(3/1/2022 to 8/31/2022)
Institutional Class
Actual(2)	0.85%	$1,000.00	$ 953.00	$4.18
Hypothetical
(5% annual return before expenses)	0.85%	$1,000.00	$1,020.92	$4.33

(1)	Expense are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 184/365 to reflect its six-month period.
(2)	Based on the actual returns for the period from March 1, 2022 through August 31, 2022, of -4.70% for the Institutional Class.

GENEVA SMID CAP GROWTH FUND

Allocation of Portfolio(1) (Unaudited)
As of August 31, 2022
(% of Net Assets)

Top 10 Equity Holdings(1) (Unaudited)
As of August 31, 2022
(% of Net Assets)

Advanced Drain Systems, Inc.	5.00%
ExlService Holdings, Inc.	4.80%
Exponent, Inc.	4.38%
Fair Isaac Corporation	4.27%
Pool Corporation	4.13%
Copart, Inc.	4.00%
Monolithic Power Systems, Inc.	3.98%
Repligen Corporation	3.97%
RBC Bearings, Inc.	3.88%
Keysight Technologies, Inc.	3.45%

(1)	Fund Holdings and Sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

GENEVA SMID CAP GROWTH FUND

Schedule of Investments
August 31, 2022

	Shares	Value
COMMON STOCKS – 96.58%

Apparel Retailers – 1.68%
Burlington Stores, Inc. (a)	216	$30,281

Banks – 3.73%
Pacific Premier Bancorp, Inc.	1,141	37,379
Signature Bank	170	29,641
		67,020

Building Climate Control – 5.53%
AAON, Inc.	907	52,135
Watsco, Inc.	174	47,333
		99,468

Building Materials Other – 1.64%
Trex Company, Inc. (a)	632	29,571

Building, Roofing/Wallboard and Plumbing – 5.00%
Advanced Drainage Systems, Inc.	663	89,969

Computer Services – 2.87%
EPAM Systems, Inc. (a)	121	51,607

Consumer Services Misc. – 4.00%
Copart, Inc. (a)	601	71,910

Defense – 2.60%
Axon Enterprise, Inc. (a)	400	46,672

Diversified Retailers – 1.15%
Ollie’s Bargain Outlet Holdings, Inc. (a)	374	20,686

Education Services – 1.10%
Bright Horizons Family Solutions, Inc. (a)	291	19,846

Electronic Equipment Gauges and Meters – 3.44%
Keysight Technologies, Inc. (a)	378	61,950

The accompanying notes are an integral part of these financial statements.

GENEVA SMID CAP GROWTH FUND

Schedule of Investments – Continued
August 31, 2022

	Shares	Value

Engineering and Contracting Services – 4.39%
Exponent, Inc.	840	$78,842

Health Care Services – 2.20%
Omnicell, Inc. (a)	387	39,586

Investment Services – 1.83%
MarketAxess Holdings, Inc.	132	32,814

Medical Equipment – 8.78%
ABIOMED, Inc. (a)	168	43,559
Repligen Corporation (a)	325	71,295
STAAR Surgical Company (a)	455	43,039
		157,893

Medical Supplies – 2.73%
Bio-Techne Corporation	148	49,108

Metal Fabricating – 3.88%
RBC Bearings, Inc. (a)	290	69,797

Nondurable Household Products – 2.47%
Church & Dwight Company, Inc.	530	44,366

Professional Business Support Services – 9.08%
ExlService Holdings, Inc. (a)	515	86,371
Fair Isaac Corporation (a)	171	76,847
		163,218

Real Estate Services – 3.44%
CoStar Group, Inc. (a)	889	61,910

Recreational Products – 5.93%
Fox Factory Holding Corporation (a)	346	32,251
Pool Corporation	219	74,282
		106,533

Semiconductors – 3.98%
Monolithic Power Systems, Inc.	158	71,603

The accompanying notes are an integral part of these financial statements.

GENEVA SMID CAP GROWTH FUND

Schedule of Investments – Continued
August 31, 2022

	Shares	Value

Software – 10.24%
Alarm.com Holdings, Inc. (a)	812	$54,079
Blackline, Inc. (a)	490	33,291
Paycom Software, Inc. (a)	142	49,870
Tyler Technologies, Inc. (a)	126	46,810
		184,050

Specialty Chemicals – 2.87%
Balchem Corporation	392	51,674

Transaction Processing Services – 2.02%
I3 Verticals, Inc., Class A (a)	1,552	36,255

Total Common Stocks
(Cost $2,019,062)		1,736,629

SHORT-TERM INVESTMENTS – 4.61%

Money Market Fund – 4.61%
First American Government Obligations Fund, Class X, 2.04% (b)	82,906	82,906
Total Short Term Investments
(Cost $82,906)		82,906

Total Investments
(Cost $2,101,968) – 101.19%		1,819,535
Liabilities in Excess of Other Assets – (1.19)%		(21,428)
Total Net Assets – 100.00%		$1,798,107

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of August 31, 2022.

The accompanying notes are an integral part of these financial statements.

GENEVA SMID CAP GROWTH FUND

Statement of Assets and Liabilities
August 31, 2022

ASSETS:
Investments, at value (Cost $2,101,968)	$1,819,535
Receivable from Adviser	23,231
Dividends and interest receivable	371
Prepaid expenses and other assets	3,021
Total assets	1,846,158

LIABILITIES:
Payable for audit fees	18,000
Payable for fund administration and fund accounting fees	16,482
Payable for transfer agent fees and expenses	5,153
Payable for compliance fees	2,500
Payable for custodian fees	1,228
Accrued expenses and other liabilities	4,688
Total liabilities	48,051

NET ASSETS	$1,798,107

NET ASSETS CONSIST OF:
Paid-in capital	$2,125,962
Total accumulated loss	(327,855)
Total net assets	$1,798,107

Institutional Class
Shares
Net assets	$1,798,107
Shares issued and outstanding(1)	227,700
Net asset value, offering and redemption price per share	$7.90

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

GENEVA SMID CAP GROWTH FUND

Statement of Operations
For the Period Ended August 31, 2022(1)

INVESTMENT INCOME:
Dividend income	$6,087
Interest	344
Total investment income	6,431

EXPENSES:
Fund administration and accounting fees (See Note 3)	98,223
Transfer agent fees (See Note 3)	32,464
Legal fees	22,057
Audit fees	18,000
Compliance fees (See Note 3)	14,917
Investment advisory fees (See Note 3)	12,167
Trustees’ fees (See Note 3)	10,576
Custodian fees (See Note 3)	6,370
Reports to shareholders	4,578
Federal and state registration fees	3,289
Other	6,777
Total expense before reimbursement	229,418
Less: Expense reimbursement by Adviser (See Note 3)	(216,490)
Net expenses	12,928
NET INVESTMENT LOSS	(6,497)

REALIZED AND CHANGE IN UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments	(41,236)
Net change in unrealized depreciation on investments	(282,433)
Net realized and change in unrealized loss on investments	(323,669)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(330,166)

(1)	Inception date of the Fund was September 3, 2021.

The accompanying notes are an integral part of these financial statements.

GENEVA SMID CAP GROWTH FUND

Statement of Changes in Net Assets

For the
Period Ended
August 31, 2022(1)

OPERATIONS:
Net investment loss	$(6,497)
Net realized loss on investments	(41,236)
Change in unrealized depreciation on investments	(282,433)
Net decrease in net assets resulting from operations	(330,166)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(2)	2,128,273

NET INCREASE IN NET ASSETS	1,798,107

NET ASSETS:
Beginning of period	—
End of period	$1,798,107

(1)	Inception date of the Fund was September 3, 2021.
(2)	A summary of capital shares is as follows:

	For the Period Ended
	August 31, 2022(1)
SHARE TRANSACTIONS:
Institutional Class	Shares	Amount
Issued	227,709	$2,128,363
Redeemed	(9)	(90)
Net increase in shares outstanding	227,700	$2,128,273

The accompanying notes are an integral part of these financial statements.

GENEVA SMID CAP GROWTH FUND

Financial Highlights

For the
Period Ended
August 31, 2022(1)
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment loss(2)	(0.04)
Net realized and unrealized loss on investments	(2.06)
Total from investment operations	(2.10)
Net asset value, end of period	$7.90

TOTAL RETURN(3)	-21.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,798
Ratio of gross expenses to average net assets:
Before expense reimbursement(4)	15.13%
After expense reimbursement(4)	0.85%
Ratio of net investment income to average net assets(4)	(0.43)%
Portfolio turnover rate(3)(5)	14%

(1)	Inception date of the Fund was September 3, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

GENEVA SMID CAP GROWTH FUND

Notes to the Financial Statements
August 31, 2022

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) is a Delaware statutory trust organized on July 27, 2015, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Geneva SMID Cap Growth Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The Fund’s investment adviser is Geneva Capital Management LLC (the “Adviser”), pursuant to the Investment Advisory Agreement (the “Advisory Agreement”).

The Fund’s investment objective is to seek long-term capital appreciation.

The Fund commenced operations on September 3, 2021. Organizational costs consist of costs incurred to establish the Fund and enable it to legally do business. These expenses were borne by the Adviser and are not subject to reimbursement by the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

The Fund offers two share classes, Investor Class and Institutional Class, for which there is no front-end sales load. Investor Class shares are subject to an annual Rule 12b-1 distribution fee of 0.25% and a shareholder servicing fee of 0.15%. Institutional Class shares are not subject to a Rule 12b-1 distribution fee or a shareholder servicing fee. As of August 31, 2022, Investor Class shares are not available for purchase.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy. In the case of foreign securities, the occurrence of

GENEVA SMID CAP GROWTH FUND

Notes to the Financial Statements – Continued
August 31, 2022

events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the year and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

GENEVA SMID CAP GROWTH FUND

Notes to the Financial Statements – Continued
August 31, 2022

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of August 31, 2022:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(1)	$1,736,629	$—	$—	$1,736,629
Short-Term Investments	82,906	—	—	82,906
	$1,819,535	$—	$—	$1,819,535

(1)	Please refer to the Schedule of Investments to view Common Stocks segregated by industry type.

During the period ended August 31, 2022, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

B. Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards, and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

C. Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short- term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

D. Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

GENEVA SMID CAP GROWTH FUND

Notes to the Financial Statements – Continued
August 31, 2022

E. Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts using the effective interest method.

F. Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See Note 5). Shareholder servicing fees are expensed at an annual rate of up to 0.15% of average daily net assets of Investor Class shares (See Note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

G. Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

H. Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I. Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.80% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding Rule 12b-1 fees and shareholder servicing fees – Investor Class (see Note 5), acquired fund fees and expenses, redemption fees, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark- downs), other transactional expenses, annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.85% of the Fund’s average daily net asset value. The Adviser may request recoupment of previously waived fees and reimbursed Fund expenses from the Fund for three years from the date they were waived or reimbursed, provided that, after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment. Fees voluntarily waived are not

GENEVA SMID CAP GROWTH FUND

Notes to the Financial Statements – Continued
August 31, 2022

subject to recoupment and will be absorbed by the Adviser. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within three years after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Board or the Adviser. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
September 2024 – August 2025	$216,490

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended August 31, 2022, are disclosed in the Statement of Operations.

Quasar Distributors, LLC, is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended August 31, 2022, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax period since the commencement of operations.

As of August 31, 2022, the components of distributable earnings on a tax basis were:

Tax cost of investments*	$2,112,500
Gross unrealized appreciation	$77,922
Gross unrealized depreciation	(370,887)
Net unrealized depreciation	(292,965)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Other accumulated loss	(34,890)
Total accumulated loss	$(327,855)

*	Represents cost for federal income tax purposes and differs from cost for financial reporting purposes due to wash sales.

GENEVA SMID CAP GROWTH FUND

Notes to the Financial Statements – Continued
August 31, 2022

As of August 31, 2022, the Fund had $30,704 in short-term capital loss carryovers which will be permitted to carried over for an unlimited period. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. For the taxable period ended August 31, 2022, the Fund had $4,186 of deferred qualified late year losses. Qualified late year losses are certain ordinary losses which occur during the portion of the Fund’s taxable year subsequent to December 31.

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the period ended August 31, 2022, the following table shows the reclassifications made:

Accumulated Loss	Paid-in Capital
$2,311	$(2,311)

There were no distributions made by the Fund during the period ended August 31, 2022.

5.  DISTRIBUTION FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for the Investor Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the average daily net assets of the Investor Class. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to Investor Class shares of the Fund and the expenses it bears in the distribution of the Fund’s Investor Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s Investor class shares to prospective investors; and preparation, printing, payments to intermediaries and distribution of sales literature and advertising materials.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by the Board no less frequently than annually. As of August 31, 2022, Investor Class shares were not available for purchase.

In addition, pursuant to a Shareholder Service Plan (the “Shareholder Servicing Plan”) adopted by the Trust on behalf of the Fund, the Advisor is authorized to engage financial institutions, securities dealers, and other industry professionals (“Shareholder Servicing Agent”) to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund. Payments made pursuant to the Shareholder Servicing Plan shall not exceed 0.15% of the average daily net asset value of the Investor Class of the Fund’s shares. As of August 31, 2022, Investor Class shares were not available for purchase.

Payments made under the Shareholder Servicing Plan shall be used to compensate Shareholder Servicing Agents for providing general shareholder liaison services, including, but not limited to: (i) answering inquiries from shareholders regarding account status and history, the manner in which purchases and redemptions of the Fund shares may be

GENEVA SMID CAP GROWTH FUND

Notes to the Financial Statements – Continued
August 31, 2022

effected, and other matters pertaining to the Fund; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) arranging for wiring of funds and transmitting and receiving funds in connection with orders to purchase or redeem Fund shares; (iv) verifying and guaranteeing shareholder signatures in connection with orders to purchase or redeem Fund shares; (v) providing such other similar services related to the maintenance of shareholder accounts; and (vi) providing necessary personnel and facilities to conduct the activities described above.

Distribution and shareholder servicing fees are not subject to the Operating Expense Limitation Agreement (see Note 3) to reduce management fees and/or absorb Fund expenses by the Adviser. Distribution and shareholder servicing fees will increase the expenses beyond the Operating Expense Limitation Agreement rate of 0.85% for the Investor Class shares.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended August 31, 2022, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	2,273,157	212,862

7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2022, two affiliated persons of the Adviser owned 62.58% of the outstanding shares of the Fund.

8.  RECENT MARKET EVENTS RISK

One or more markets in which the Fund invests may go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. For example, the Fund may face challenges with respect to its day-to-day operations if key personnel of the Adviser or other service providers are unavailable due to quarantines, restrictions on travel, or other restrictions imposed by state or federal regulatory authorities. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund.

9.  SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

GENEVA SMID CAP GROWTH FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of Geneva SMID Cap Growth Fund and
Board of Trustees of Series Portfolios Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Geneva SMID Cap Growth Fund (the “Fund”), a series of Series Portfolios Trust, as of August 31, 2022, and the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period September 3, 2021 (commencement of operations) through August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations, the changes in net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2022.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
October 28, 2022

GENEVA SMID CAP GROWTH FUND

Statement Regarding Liquidity Risk Management Program (Unaudited)
August 31, 2022

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, Series Portfolios Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Trust Program”). As required under the Trust Program, Geneva Capital Management LLC (the “Adviser”), the investment adviser to the Geneva SMID Cap Growth Fund (the “Fund”), a series of the Trust, has adopted and implemented a liquidity risk management program tailored specifically to the Fund (the “Adviser Program”). The Adviser Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Board of Trustees (the “Board”) of the Trust has approved the Adviser as the administrator for the Adviser Program (the “Program Administrator”). The Program Administrator has further delegated administration of the Adviser Program to its Liquidity Risk Management Committee. The Program Administrator is required to provide a written annual report to the Board and the Trust’s chief compliance officer regarding the adequacy and effectiveness of the Adviser Program, including the operation of the Fund’s highly liquid investment minimum, if applicable, and any material changes to the Adviser Program.

On July 28, 2022, the Board reviewed the Program Administrator’s written annual report for the period June 1, 2021 through May 31, 2022 (the “Report”). The Report provided an assessment of the Fund’s liquidity risk: the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Adviser Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The Program Administrator has retained ICE Data Services, Inc., a third-party vendor, to provide portfolio investment classification services, and the Report noted that the Fund primarily held investments that were classified as highly liquid during the review period. The Report noted that the Fund’s portfolio is expected to continue to primarily hold highly liquid investments and the determination that the Fund be designated as a “primarily highly liquid fund” (as defined in Rule 22e-4) remains appropriate and the Fund can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for the Fund and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report noted that there were no breaches of the Fund’s restriction on holding illiquid investments exceeding 15% of its net assets during the review period. The Report confirmed that the Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Adviser Program during the review period.

The Program Administrator determined that the Fund is reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the Adviser Program was adequately designed and effectively implemented during the review period.

GENEVA SMID CAP GROWTH FUND

Additional Information (Unaudited)
August 31, 2022

TRUSTEES AND EXECUTIVE OFFICERS

Number of
Portfolios
				in Fund	Other
	Positions	Term of Office		Complex(2)	Directorships
Name and	with	and Length of	Principal Occupations	Overseen	Held During
Year of Birth	the Trust	Time Served	During Past Five Years	by Trustees	Past Five Years

Independent Trustees of the Trust(1)

Koji Felton	Trustee	Indefinite Term;	Retired.	1	Independent
(born 1961)		Since			Trustee, Listed
		September			Funds Trust
		2015.			(15 portfolios)
(Since 2019).

Debra McGinty-Poteet	Trustee	Indefinite Term;	Retired.	1	Independent
(born 1956)		Since			Trustee, F/m
		September			Funds Trust
		2015.			(3 portfolios)
(Since May
2015).

Daniel B. Willey	Trustee	Indefinite Term;	Retired. Chief Compliance	1	None
(born 1955)		Since	Officer, United Nations
		September	Joint Staff Pension Fund
		2015.	(2009 – 2017).
Interested Trustee

Elaine E. Richards(3)	Chair,	Indefinite Term;	Senior Vice President,	1	None
(born 1968)	Trustee	Since	U.S. Bank Global Fund
		July	Services (since 2007).
2021.

Officers of the Trust

Ryan L. Roell	President	Indefinite Term;	Vice President,	Not	Not
(born 1973)	and Principal	Since	U.S. Bank Global Fund	Applicable	Applicable
	Executive	July	Services (since 2005).
	Officer	2019.

Cullen O. Small	Vice	Indefinite Term;	Vice President,	Not	Not
(born 1987)	President,	Since	U.S. Bank Global Fund	Applicable	Applicable
	Treasurer	January	Services (since 2010).
	and Principal	2019.
Financial
Officer

GENEVA SMID CAP GROWTH FUND

Additional Information (Unaudited) – Continued
August 31, 2022

Number of
Portfolios
				in Fund	Other
	Positions	Term of Office		Complex(2)	Directorships
Name and	with	and Length of	Principal Occupations	Overseen	Held During
Year of Birth	the Trust	Time Served	During Past Five Years	by Trustees	Past Five Years

Donna Barrette	Vice	Indefinite Term;	Senior Vice President	Not	Not
(born 1966)	President,	Since	and Compliance Officer,	Applicable	Applicable
	Chief	November	U.S. Bank Global Fund
	Compliance	2019.	Services (since 2004).
Officer and
Anti-Money
Laundering
Officer

Adam W. Smith	Secretary	Indefinite Term;	Vice President, U.S. Bank	Not	Not
(born 1981)		Since	Global Fund Services	Applicable	Applicable
		June	(since 2012).
2019.

Hailey S. Glaser	Assistant	Indefinite Term;	Assistant Vice President,	Not	Not
(born 1989)	Treasurer	Since	U.S. Bank Global Fund	Applicable	Applicable
		July	Services (since 2015).
2019.

Kristen M. Pierson	Assistant	Indefinite Term;	Assistant Vice President,	Not	Not
(born 1979)	Treasurer	Since	U.S. Bank Global Fund	Applicable	Applicable
		July	Services (since 2017).
2019.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined by the 1940 Act (“Independent Trustees”).
(2)
As of the date of August 31, 2022, the Trust was comprised of 11 portfolios (including the Fund) managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series within the Trust.

(3)
Ms. Richards, as a result of her employment with U.S. Bank Global Fund Services, which acts as transfer agent, administrator, and fund accountant to the Trust, is considered to be an “interested person” of the Trust, as defined by the 1940 Act.

GENEVA SMID CAP GROWTH FUND

Additional Information (Unaudited) – Continued
August 31, 2022

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-855-213-2973.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-213-2973. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-855-213-2973, or (2) on the SEC’s website at www.sec.gov.

GENEVA SMID CAP GROWTH FUND

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic, and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker- dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

INVESTMENT ADVISER
Geneva Capital Management LLC
411 East Wisconsin Avenue, Suite 2320
Milwaukee, WI 53202

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
1900 N Street, NW
Washington, DC 20036

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-213-2973.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File:  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Debra McGinty-Poteet is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations. There were no “other services” provided by the principal accountant.  For the fiscal year ended August 31, 2022, the Fund’s principal accountant was Cohen & Company, Ltd.  The following table details the aggregate fees billed or expected to be billed for the past year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 8/31/2022
(a) Audit Fees	$14,500
(b) Audit-Related Fees	$0
(c) Tax Fees	$3,500
(d) All Other Fees	$0

(e)(1)The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2)The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 8/31/2022
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last fiscal year.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 8/31/2022
Registrant	$0
Registrant’s Investment Adviser	$0

(h)
The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i)	Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)      /s/Ryan L. Roell
Ryan L. Roell, President

Date    November 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Ryan L. Roell
Ryan L. Roell, President

Date    November 4, 2022

By (Signature and Title)      /s/Cullen O. Small
Cullen O. Small, Treasurer

Date    November 4, 2022